Investment Securities (Gross Realized Gain Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Total	$ (228)	$ (29)	$ (1)
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	3,968	12,175	11,797
Net pre-tax gains (loss) on trading securities	13	9	0
Subsidiaries [Member]
Schedule of Available-for-sale Securities [Line Items]
Gains	3	1	0
Losses, including impairments	(218)	(20)	(1)
Total	(215)	(19)	(1)
Subsidiaries GECC [Member]
Schedule of Available-for-sale Securities [Line Items]
Gains	95	148	134
Losses, including impairments	(108)	(158)	(134)
Total	$ (13)	$ (10)	$ 0